Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses
(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive CPI index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(4)).